Note O - Income Taxes	9 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Text Block]
NOTE O — INCOME TAXES

We operated as a REIT through December 31, 2011. We announced on March 28, 2012 that we have terminated our election to be treated as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”), effective for the tax year ending December 31, 2012.

The components of the provision for income tax benefit are as follows for the nine months ended:

	9/30/2012	9/30/2011
Current taxes
Federal	$—	$—
State	—	—
Total current taxes	—	—
Change in deferred taxes	(715,000)	—
Change in valuation allowance	715,000	—
Provision for income tax expense (benefit)	$—	$—

The following is a summary of the significant components of the Company’s deferred tax assets and liabilities at September 30, 2012:

Deferred tax assets:
Provision for loan losses	$1,215,000
Write down on real estate held for sale	3,851,000
Recovery of allowance for doubtful notes receivable	5,305,000
Net operating loss carry forward	64,143,000
Total deferred tax assets	74,514,000
Valuation allowance	(74,514,00)
Deferred tax assets, net of valuation allowance	$—

The effective tax rate used for calculation of the deferred taxes as of September 30, 2012 was 34%. The Company has established a valuation allowance against deferred tax assets of $74,514,000 due to the uncertainty regarding realization, comprised primarily of a reserve against the deferred tax assets attributable to the net operating loss carry forward timing differences.

As of December 31, 2011 we were organized and conducted our operations to qualify as a REIT under Sections 856 to 860 of the Internal Revenue Code of 1986, as amended (the “Code”) and to comply with the provisions of the Internal Revenue Code with respect thereto. A REIT is generally not subject to federal income tax on that portion of its REIT taxable income (“Taxable Income”) which is distributed to its stockholders, provided that at least 90% of Taxable Income is distributed and provided that certain other requirements are met. Our Taxable Income may substantially exceed or be less than our net income as determined based on GAAP, because, differences in GAAP and taxable net income consist primarily of allowances for loan losses or doubtful account, write-downs on real estate held for sale, amortization of deferred financing cost, capital gains and losses, and deferred income.